Accounts Receivable, Net (Details) - Schedule of Analysis of the Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Analysis Of The Allowance For Doubtful Accounts Abstract
Balance, beginning of year	¥ 3,546	$ 514	¥ 2,215	$ 321	¥ 3,813	¥ 10,266
Bad debt allowances from acquisition			(1,459)	(212)		1,800
Additions (recovery)	2,230	308	2,739	397	(1,592)	(8,253)
Exchange difference	¥ 16	$ 2	51	8	(6)
Balance, end of year			¥ 3,546	$ 514	¥ 2,215	¥ 3,813